Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill
The changes in the carrying amount of goodwill are as follows:

	Front-end	Back-end	Total
Balance January 1, 2012	11,193	40,938	52,131
Foreign currency translation effect	456	(699)	(243)
Balance December 31, 2012	11,649	40,239	51,888
Deconsolidation ASMPT	—	(38,482)	(38,482)
Foreign currency translation effect	(228)	(1,757)	(1,985)
Balance December 31, 2013	11,421	—	11,421

Schedule of Allocation of the Carrying Amount of Goodwill
The allocation of the carrying amount of goodwill is as follows:

	December 31,
	2012	2013
Front-end segment:
ASM Microchemistry Oy	3,560	3,560
ASM Genitech Korea Ltd	8,089	7,861
Back-end segment:
ASM Pacific Technology Ltd	40,239	—
Total	51,888	11,421